PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Mar. 31, 2022
Prepaid insurance	$ 775	$ 1,084
Prepaid clinical research organization	607
Research & development tax credits	169	169
Tax deposits	142	142
Other prepaid expenses	155	45
Other receivables	84	40
Total prepaid expenses and other receivables	$ 1,932	$ 1,480